FundX Tactical Upgrader Fund (Prospectus Summary) | FundX Tactical Upgrader Fund
FundX Tactical Upgrader Fund
Investment Objective
The FundX Tactical Upgrader Fund ("Tactical Fund") seeks long-term capital appreciation; capital preservation is a secondary consideration.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FundX Tactical Upgrader Fund
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		FundX Tactical Upgrader Fund
Management Fee		1.00%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.44%
Acquired Fund (Underlying Fund) Fees and Expenses	[1]	0.19%
Total Annual Fund Operating Expenses		1.63%
Plus: Recouped Management Fees		0.0001
Total Annual Fund Operating Expenses Plus Recouped Management Fees		1.64%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the

Tactical Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Tactical Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Tactical Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
FundX Tactical Upgrader Fund	167	517	892	1,944

Portfolio Turnover
As a fund-of-funds, the Tactical Fund does not typically pay transaction costs,

such as commissions, when it buys and sells securities (or "turns over" its portfolio), except with respect to any purchases or sales of ETFs. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Tactical Fund's performance. The use of the Tactical Model may result in a high turnover rate,

as much as 300% in a given year. During the most recent fiscal year, the

Tactical Fund's portfolio turnover rate was 589% of the average value of its portfolio.

Principal Investment Strategies
The Tactical Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing in no-load and load waived mutual funds as well as exchange-traded funds ("ETFs") ("Underlying Funds"). Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed income securities of various credit qualities, including high-yield securities or "junk bonds"), and others invest in a variety of securities. Various Underlying Funds may emphasize either value or growth styles of investing or as a combination thereof. When the Advisor believes that stock market conditions warrant a defensive posture, the Advisor may liquidate a substantial portion of the

Underlying Funds and invest in money market instruments and ETFs that short the market (perform inversely to broad market indexes), providing a hedge against the remaining long positions. When the Advisor's indicators turn positive, the portfolio will again be fully invested in Underlying Funds. Some of the

Underlying Funds may invest in foreign or emerging market securities.

In managing the Fund, the Advisor uses a proprietary

Upgrading investment strategy to select Underlying

Funds and to manage the portfolio consistent with the

Fund's investment objective. Using this strategy, the        Upgrading

Advisor classifies Underlying Funds according to their    When a fund

risk and performance characteristics. Four different      begins to lag its

classes of Underlying Funds are categorized according     peers, the

to this system, ranging from Speculative Underlying       Advisor redeems

Funds, which are the most aggressive funds with the       the shares and

highest risk but also the highest reward potential, to    directs the

Bond Underlying Funds, which have the lowest risk but     proceeds to a

also the lowest reward potential. See "More about the     better performing

Funds' Investment Objectives, Strategies and Risks-The    alternative.

Advisor's Classification Process of the Underlying

Funds" for more information on this system.

In addition, the Advisor uses a Tactical Model to           The Advisor's

evaluate prevailing market conditions and help             Tactical Model

determine allocation decisions as to when to remain       The Advisor uses

fully invested and when to be more defensively hedged.    models that

See "More about the Funds' Investment Objectives,         measure market

Strategies and Risks-Tactical Model".                     conditions based

                                                          on a variety of

Under normal market conditions, when fully invested,      factors including

the Fund will typically maintain a core holding of Core   sentiment,

Underlying Funds. Core Underlying Funds generally         trends, momentum,

invest in a diversified portfolio of equity securities    valuations,

of well-established U.S. and foreign companies with a     monetary

wide range of market capitalizations. Core Underlying     influences, and

Funds may also invest in fixed income securities. The     other variables

Fund may also invest a portion of its assets in           that combined,

Speculative Underlying Funds which are more aggressive,   create a broad

may be less diversified and involve investments in        measure of the

small unseasoned companies and emerging markets and       current stock

entail greater risks and in Total Return and Bond         market

Underlying Funds which are less aggressive and may        environment. This

involve investment in more balanced portfolio and fixed   broad measure is

income securities. Through use of its "Tactical Model,"   scored and the

the range of the Fund's investments in each of these      Advisor uses this

types of Underlying Funds will vary based on the          score to

model's assessment of market conditions. As part of the   determine when an

Upgrading strategy, the Advisor sells an Underlying       investor would

Fund when the Advisor believes that the Underlying Fund   historically have

is performing out of synch with current market            been rewarded for

leadership or if a new Underlying Fund is judged more     making tactical

attractive than a current holding.                        shifts between

                                                          being fully

                                                          invested and

                                                          hedged.

For temporary defensive purposes under abnormal market or economic conditions,

the Fund may hold all or a portfolio of its assets in money market instruments,

money market funds or U.S. government repurchase agreements. To the extent the

Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks
An investment in the Tactical Fund entails risk. The Tactical Fund cannot guarantee that it will meet its investment objective. Since the price of the

Underlying Funds that the Tactical Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Fund. The following risks could affect the value of your investment:

  o  General Market Risk - General market risk is the risk that the value of a

     Fund's shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

  o  Management Risk - Management risk describes the Tactical Fund's ability to meet its investment objective based on the Advisor's success or failure to implement investment strategies for the Tactical Fund. This risk includes risks associated with the use of the Tactical Model which may not accurately predict future market conditions, or the proper time to change allocation ratios. To the extent the model does not work as intended, the Fund may experience a greater loss or a lower return than if the model had not been used. The availability of data from the model is an important component of the Advisor's ability to execute its strategy.

  o  Underlying Funds Risk - The risks associated with the Tactical Fund include the risks related to each Underlying Fund in which the Tactical Fund invests. Although the Tactical Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

  o  Aggressive Investment Technique Risk - The Underlying Funds, particularly some ETFs, may use investment techniques considered to be aggressive,

     including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

  o  Foreign Securities Risk - The Underlying Funds held by the Tactical Fund may have significant investments in foreign securities. Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

  o  Emerging Markets Risk - In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

  o  Non-Diversification Risk - While the Tactical Fund itself is diversified, the

     Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

  o  Derivative Risk - The Fund and some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset,

     currency or index. The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

  o  Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.

  o  Portfolio Turnover Risk - The Tactical Fund's Upgrading strategy, and in particular, the Tactical Model employed by the Advisor may result in high portfolio turnover from time to time. High portfolio turnover may cause the

     Tactical Fund to incur higher transaction costs than would be the case if the

     Tactical Fund had lower portfolio turnover.

  o  Small Company Risk - The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

  o  Concentration and Sector Emphasis Risk - Some of the Underlying Funds may

     have particular emphasis in one or more sectors, subjecting that Underlying

     Fund to sector emphasis risk. Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

  o  Short Sales Risk -The Underlying Funds may engage in short sales which could cause an Underlying Fund's investment performance to suffer if it is required to close out a short position earlier than it had intended.

  o  Upgrading Strategy Risk - The Tactical Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time. When investment decisions are based on near-term performance,

     however, the Tactical Fund may be exposed to the risk of buying Underlying

     Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

  o  Interest Rate and Credit Risk - Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

  o  High-Yield Securities (Junk Bonds) Risk - The value of fixed-income securities held by the Underlying Funds that are rated below investment grade

     (junk bonds) are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

  o  ETF Trading Risk - Because the Tactical Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF's shares may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund's ability to sell its shares of an

     ETF.

Performance
The following performance information provides some indication of the risks of investing in the Tactical Fund. The bar chart below illustrates how the Tactical

Fund's total returns have varied since inception. The table below illustrates how the Tactical Fund's average annual total returns for the 1-year and Since

Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective. The Tactical Fund's performance, before and after taxes is not necessarily an indication of how the

Tactical Fund will perform in the future. Updated performance is available on the Tactical Fund's website at www.upgraderfunds.com.

Calendar Year Total Return as of December 31

Best and Worst Quarters

Best Quarter  Q3 2009 6.34%

Worst Quarter Q3 2011 -2.31%

Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
FundX Tactical Upgrader Fund	Return Before Taxes	3.98%	(6.76%)	Feb. 29, 2008
FundX Tactical Upgrader Fund After Taxes on Distributions	Return After Taxes on Distributions	3.98%	(6.83%)	Feb. 29, 2008
FundX Tactical Upgrader Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.59%	(5.67%)	Feb. 29, 2008
FundX Tactical Upgrader Fund S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	0.76%	Feb. 29, 2008
FundX Tactical Upgrader Fund MSCI AC World Index	MSCI AC World Index (reflects no deduction for fees, expenses or taxes)	(7.35%)	(3.21%)	Feb. 29, 2008

The "Return After Taxes on Distributions" shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The "Return After Taxes on

Distributions and Sale of Fund Shares" shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund's shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. In certain cases,

the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").

[1]	FundX Investment Group (the "Advisor") has contractually agreed to reduce its fees and/or pay the Tactical Fund's expenses (excluding Acquired Fund Fees and Expenses, interest expense in connection with investment activities, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses Plus Recouped Management Fees for shares of the Tactical Fund to 1.50% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect indefinitely and at least until January 31, 2013. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap. The Agreement may be terminated at any time by the Board of Trustees upon 60 days' notice to the Advisor, or by the Advisor with the consent of the Board.